SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net loss	$ 5,856,216	$ 8,728,529	$ 11,933,328
Net operating cash outflows	906,867	(2,319,261)	239,228
Depreciation	130,120	$ 38,520	$ 59,271
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Depreciation	0
Land [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 0